Common Stock Warrants	12 Months Ended
Dec. 31, 2023
Warrants and Rights Note Disclosure [Abstract]
Common Stock Warrants
10.	Common Stock Warrants
Historically, the Company has entered into warrant agreements in connection with certain consulting agreements and equity offerings. In August 2023, the Company implemented a
1-for-
100
reverse stock split wherein, per the terms of the agreements, the number of shares of common stock issuable upon exercise of each of the warrants outstanding at that time was reduced by dividing the quantity outstanding by 100 and the exercise price of each such warrant was multiplied by 100. No other terms of the warrants were changed as a result of the reverse stock split.
In July 2021, the Company entered into a consulting agreement, pursuant to which 500 warrants to purchase common stock were granted and an additional 500 warrants to purchase common stock were granted in November 2021. The warrants are exercisable upon issuance, have an exercise price of $104 per share and have a term of five years. The consulting agreement was effective as of February 2021, had an initial monthly fee of $5 thousand and a term of two years. The agreement was amended in May of 2022 to increase the monthly payment to $7.5 thousand. Currently, the agreement is automatically renewing on a month-to-month
basis until terminated by either party. The warrant issuances are indexed to, and settled in, the Company’s own common stock and were classified within stockholders’ equity.
In November 2021, the Company issued warrants to purchase 1,727 shares of common stock to designees of ThinkEquity LLC (“ThinkEquity”), the underwriter of the IPO. The warrants may be exercised at any time on or after May 9, 2022, have an exercise price of $625 per share and have a term of five years. The warrant issuances are indexed to and settled in the Company’s own common stock and were classified within stockholders’ equity.
In February 2023, the Company issued warrants to purchase 10,000 shares of common stock to designees of ThinkEquity, the underwriter of the underwritten public offering of 200,000 shares of Company common stock that closed in February 2023. The designees paid an aggregate of $0.1 thousand for the warrants. The warrants may be exercised at any time on or after August 7, 2023, have an exercise price of $31.25 per share, and have a term of four years commencing 180 days following the commencement of sales in the offering. The warrant issuances were indexed to and settled in the Company’s own stock and were classified within stockholders’ equity.

In July and August 2023, the Company issued a total of
47,670
warrants to purchase shares of common stock to Maxim Group, LLC (“Maxim”), the placement agent for each of the three public offerings of the Company’s common stock completed during the period. The warrants are exercisable at any time beginning six months
after the close of the applicable equity offering and expire five years
from the from the commencement of sales under the applicable offering. Of the warrants issued in the offerings,
13,000
are exercisable beginning on
January 11, 2024
at a price of $
6.60
per share;
20,500
are exercisable beginning on
January 19, 2024
at a price of $
4.80
per share; and
13,270
are exercisable beginning on February 9, 2024 at a price of $
4.92
per share.
The Company estimated the value of the warrants in 2023 using the Black-Scholes options valuation model. The fair value of the warrants issued in February 2023 was $195 thousand and was recognized as issuance costs of the common stock issued in the underwritten public offering and was classified within stockholders’ equity. The fair value of the warrants issued in July and August 2023 totaled $
168
 thousand and was recognized as issuance costs of the common stock issued in the three offerings during the period and was classified within stockholders’ equity.
The fair value of the warrants issued in 2023 was estimated on the date of grant using the following assumptions:

	2023
	Minimum	Maximum
Expected life (in years)	4.0	5.0
Expected volatility	116.11%	123.90%
Risk-free interest rate	3.98%	4.24%
Dividend yield	0%	0%
A summary of the Company’s outstanding warrants as of December 31, 2023 is as follows:

Class of Shares	Number of Warrants	Exercise Price	Expiration Date
Common Stock	500	$104.00	July 1, 2026
Common Stock	500	$104.00	November 15, 2026
Common Stock	1,727	$625.00	November 10, 2026
Common Stock	10,000	$31.25	August 9, 2027
Common Stock	13,000	$6.60	July 10, 2028
Common Stock	20,500	$4.80	July 14, 2028
Common Stock	13,270	$4.92	August 4, 2028